Customer Accounts - Schedule of Deposits (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Deposit Account Balance
Non-interest checking	$ 1,621,343	$ 1,401,226
Interest checking	1,984,576	1,778,520
Savings	753,574	836,501
Money market	2,724,308	2,566,096
Time deposits	4,906,963	4,804,803
Customer accounts	$ 11,990,764	$ 11,387,146
As a % of Total Deposits
Non-interest checking	13.50%	12.40%
Interest checking	16.60%	15.60%
Savings	6.30%	7.30%
Money market	22.70%	22.50%
Time deposits	40.90%	42.20%
Total	100.00%	100.00%
Weighted Average Rate
Interest checking	0.61%	0.50%
Savings	0.13%	0.11%
Money market	0.82%	0.65%
Time deposits	1.91%	1.50%
Total	1.08%	0.87%	0.54%